Variable Interest Entities	9 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Variable Interest Entities

4. VARIABLE INTEREST ENTITIES

The Company consolidates various securitization trusts and facilities that have been determined to be variable interest entities (“VIEs”) and of which the Company is a primary beneficiary. The Company has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs. For further information regarding VIEs, please see “Note 9: Receivables”.

The following table presents certain assets and liabilities of consolidated VIEs, which are included in the condensed consolidated balance sheets included in this report. The assets in the table include only those assets that can be used to settle obligations of the consolidated VIEs. The liabilities in the table include third party liabilities of the consolidated VIEs, for which creditors do not have recourse to the general credit of the Company.

	September 30, 2014	December 31, 2013
	(in millions)
Restricted cash	$780	$900
Financing receivables	12,028	12,379
Equipment on operating leases, net	90	116

Total Assets	$12,898	$13,395

Debt	$12,210	$12,871

Total Liabilities	$12,210	$12,871